Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 6,487	$ 6,198
Non-current assets	62,842	60,566
Total assets	69,329	66,764
Current liabilities	11,469	9,113
Non-current liabilities	35,345	34,710
Total liabilities	46,814	43,823
Total equity attributable to BCE shareholders	22,178	22,635
NCI	337	306
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	400	329
Non-current assets	958	1,010
Total assets	1,358	1,339
Current liabilities	140	220
Non-current liabilities	246	226
Total liabilities	386	446
Total equity attributable to BCE shareholders	678	622
NCI	$ 294	$ 271
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 5	$ 5